CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2011
Details of Carrying Value of Convertible Notes

Details of the carrying value of the convertible notes as of December 31, 2010 and 2011 are as follows:

Principal of convertible notes	$35,000
Interest accrued	864

Convertible notes as of December 31, 2010 and 2011	$35,864